K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Stacy H. Winick 202.778.9252 stacy.winick@klgates.com

BY EDGAR

June 7, 2011

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Nuveen Long/Short Commodity Total Return Fund

Ladies and Gentlemen:

On behalf of Nuveen Long/Short Commodity Total Return Fund (the “Fund”) we are transmitting for electronic filing the initial Registration Statement on Form S-1 under the Securities Act of 1933, as amended, and each exhibit being filed therein.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or Craig Walker at (312) 807-4321 with any questions or comments concerning these materials.

Very truly yours,

/s/ Stacy H. Winick
Stacy H. Winick

Enclosures

Copies to	C. Rohrbacher (w/encl.)